Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of revenues	$ 8,089,394	$ 8,770,617	$ 8,497,145
Gross loss	21,510,092	44,237,448	51,218,897
General and administrative	11,387,381	11,227,632	13,208,337
Product development	10,735,570	13,313,635	13,027,879
Sales and marketing	13,072,017	21,337,799	26,991,093
Share-based compensation	802,725	1,538,802	4,519,671
Loss from impairment of goodwill		13,463,224
Total operating expenses	35,194,968	63,420,374	53,227,309
Interest income	3,177,544	2,744,665	1,590,218
Exchange gain (loss)	71,516	1,349,924	812,969
Other income	(633,981)	(7,256)	(7,321)
Loss from impairment of cost method investment		(1,479,571)
Net income (loss)	(11,960,147)	(19,463,955)	1,634,159
Other comprehensive income, net of tax:
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2010, 2011 and 2012, respectively	45,567
Comprehensive income (loss)	(11,692,635)	(16,430,643)	3,648,339
Parent Company [Member]
Cost of revenues	4,245	43,976	139,276
Gross loss	(4,245)	(43,976)	(139,276)
General and administrative	1,445,591	1,428,893	760,786
Product development	68,961	75,482	53,202
Sales and marketing	43,018
Share-based compensation	207,677	945,868	4,420,572
Loss from impairment of goodwill		50,534
Total operating expenses	1,765,247	2,500,777	5,234,560
Interest income	2,180	1,402	2,249
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	(9,674,955)	(16,643,739)	6,500,738
Exchange gain (loss)	(413,004)	1,339,752	830,971
Other income	64
Loss from impairment of cost method investment		(1,479,571)
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net unrealized income (loss) on available-for-sale securities, net of tax effects of nil, ($5,728) and $5,728 for 2010, 2011 and 2012, respectively	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2010, 2011 and 2012, respectively	45,567
Other comprehensive income, net of tax	162,572	2,896,266	1,688,217
Comprehensive income (loss)	$ (11,692,635)	$ (16,430,643)	$ 3,648,339